TAXATION (Tables)	12 Months Ended
Dec. 31, 2024
TAXATION
Schedule of deferred income taxes

			For the year ended
	December 31,	December 31,	December 31,
	2024	2023	2022
Tax loss carry forwards	$1,813,019	$685,368	$332,184
E&E expenditures	(109)	473,085	3,104
Share issuance costs	140,213	214,221	288,230
Marketable securities and other	32,395	32,615	71,464
Deferred income taxes not recognized	(1,985,518)	(1,405,289)	(694,982)
	$—	$—	$—

Schedule of income tax expense (recovery)

			For the year ended
	December 31,	December 31,	December 31,
	2024	2023	2022
Expected income tax recovery	$(831,217)	$(1,080,139)	$(288,466)
Share issuance costs	—	—	(298,176)
Impact of difference in tax rates and other	5,098	240,010	(10,670)
Share-based compensation	246,040	129,976	43,910
Deferred income taxes not recognized	580,229	710,308	553,402
	$150	$155	$—